Inventories	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Inventories

Note 8. Inventories

	December 31,		December 31,
	2021		2020
Finished products	Ps.	40,742	Ps.	36,603
Raw materials		6,138		4,756
Spare parts		1,109		1,118
Work in process		960		114
Inventories in transit		1,947		1,443
	Ps.	50,896	Ps.	44,034

For the years ended 2021, 2020 and 2019, the Company recognized write-downs of its inventories for Ps. 1,871, Ps. 2,046 and Ps. 2,992 to net realizable value, respectively.

For the years ended 2021, 2020 and 2019, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2021		2020		2019
Changes in inventories of finished goods and work in progress	Ps.	246,134	Ps.	209,410	Ps.	221,540
Raw materials and consumables used		85,286		79,896		84,502
Total	Ps.	331,420	Ps.	289,306	Ps.	306,042